Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) Number	Mar. 31, 2015 Number	Dec. 31, 2015 USD ($) Number	Dec. 31, 2014 Number
FDIC insured limit	$ 11,000		$ 25,000
Allowance for doubtful accounts	28,000		$ 28,000
Debt issuance costs	$ 166,080
Maximum [Member]
Term of service agreements (in years)			3 years
Discount rate used in valuation			35.00%
Discount rate for lack of marketability			35.00%
Discounts rate for lack of control			30.00%
Useful life			7 years
Minimum [Member]
Term of service agreements (in years)			1 year
Discount rate used in valuation			22.00%
Discount rate for lack of marketability			15.00%
Discounts rate for lack of control			20.00%
Useful life			5 years
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of major customers | Number	2		3	2
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration risk, percentage	11.00%		14.00%	20.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer B [Member]
Concentration risk, percentage	11.00%		14.00%	17.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer C [Member]
Concentration risk, percentage			12.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Other Customers with Total Accounts Receivable Over Threshold [Member]
Concentration risk, percentage	9.00%		9.00%	9.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Number of major customers | Number	1	2	1	1
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer A [Member]
Concentration risk, percentage	11.00%	17.00%	12.00%	10.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer B [Member]
Concentration risk, percentage		14.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Other Customers with Total Accounts Receivable Over Threshold [Member]
Concentration risk, percentage	9.00%	7.00%	9.00%	8.00%